RISK MANAGEMENT (Details 2) - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of provision matrix [line items]
Provisions		$ 117,889	$ 100,048	$ 75,924
Credit Risk [Member]
Disclosure of provision matrix [line items]
Gross exposure		20,382,605	21,003,952	6,801,071
Credit Risk [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure	[1]	13,716,546	14,634,471	4,566,466
Credit Risk [Member] | Consumer Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure	[1]	2,513,306	2,480,964	700,757
Credit Risk [Member] | Mortgage Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure	[1]	4,152,753	3,888,517	1,533,848
Credit Risk [Member] | Loans And Receivables From Banks, Net [Member]
Disclosure of provision matrix [line items]
Gross exposure		70,285	150,780	99,468
Provisions		$ 208	$ 212	$ 70
% Provisions		30.00%	0.14%	0.07%
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 20,382,605	$ 21,003,952	$ 6,801,071
Provisions		$ 618,527	$ 559,304	$ 95,579
% Provisions		3.03%	2.66%	1.41%
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 13,716,546	$ 14,634,471	$ 4,566,466
Provisions		$ 446,914	$ 418,928	$ 61,995
% Provisions		3.26%	2.86%	1.36%
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 2,513,306	$ 2,480,964	$ 700,757
Provisions		$ 136,594	$ 116,904	$ 27,333
% Provisions		5.43%	4.71%	3.90%
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 4,152,753	$ 3,888,517	$ 1,533,848
Provisions		$ 35,019	$ 23,472	$ 6,251
% Provisions		0.84%	0.60%	0.41%
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | General Commercial Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 11,116,076	$ 11,956,364	$ 3,604,521
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		700,733	754,144	429,320
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | Lines of Credit & Overdrafts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		139,348	133,701	39,114
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | Factored Receivables [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		140,738	76,141	57,232
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | Student Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		653,003	610,315	177,023
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | Leasing Contracts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		940,789	1,073,506	248,755
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | Other Outstanding Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		25,859	30,300	10,501
Credit Risk [Member] | Financial Investments [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Banks, Net [Member] | A1 [Member]
Disclosure of provision matrix [line items]
Gross exposure		862	37,960	35,506
Provisions			$ 14	$ 13
% Provisions		0.00%	0.04%	0.04%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Banks, Net [Member] | A2 [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 42,105	$ 76,834	$ 60,395
Provisions		$ 76	$ 85	$ 49
% Provisions		18.00%	0.11%	0.08%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Banks, Net [Member] | A3 [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 23,025	$ 33,751	$ 3,567
Provisions		$ 132	$ 74	$ 8
% Provisions		57.00%	0.22%	0.22%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Banks, Net [Member] | A4 [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 4,293	$ 2,235
Provisions			$ 39
% Provisions		0.00%	1.74%	0.00%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Banks, Net [Member] | A5 [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions		0.00%	0.00%	0.00%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Banks, Net [Member] | A6 [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions		0.00%	0.00%	0.00%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A1 [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 64,649	$ 63,857	$ 17,768
Provisions		$ 21		$ 9
% Provisions		0.03%	0.00%	0.05%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A1 [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 64,649	$ 63,857	$ 17,768
Provisions		$ 21		$ 9
% Provisions		0.03%	0.00%	0.05%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A1 [Member] | Consumer Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A1 [Member] | Mortgage Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A1 [Member] | General Commercial Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 34,371	$ 47,699	$ 12,155
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A1 [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A1 [Member] | Lines of Credit & Overdrafts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		633	2	2
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A1 [Member] | Factored Receivables [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		27,456	11,811	5,559
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A1 [Member] | Student Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A1 [Member] | Leasing Contracts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		2,186	4,234
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A1 [Member] | Other Outstanding Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		3	111	52
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A2 [Member]
Disclosure of provision matrix [line items]
Gross exposure		206,631	221,373	253,560
Provisions		$ 197	$ 28	$ 254
% Provisions		0.10%	0.01%	0.10%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A2 [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 206,631	$ 221,373	$ 253,560
Provisions		$ 197	$ 28	$ 254
% Provisions		0.10%	0.01%	0.10%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A2 [Member] | Consumer Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A2 [Member] | Mortgage Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A2 [Member] | General Commercial Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 188,865	$ 204,313	$ 162,931
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A2 [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure			727	70,317
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A2 [Member] | Lines of Credit & Overdrafts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		922	407	2,865
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A2 [Member] | Factored Receivables [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		9,726	9,550	5,740
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A2 [Member] | Student Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A2 [Member] | Leasing Contracts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		7,059	6,064	11,614
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A2 [Member] | Other Outstanding Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		59	312	93
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A3 [Member]
Disclosure of provision matrix [line items]
Gross exposure		2,927,457	2,938,667	1,562,263
Provisions		$ 2,153	$ 5,463	$ 1,691
% Provisions		0.07%	0.19%	0.11%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A3 [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 2,927,457	$ 2,938,667	$ 1,562,263
Provisions		$ 2,153	$ 5,463	$ 1,691
% Provisions		0.07%	0.19%	0.11%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A3 [Member] | Consumer Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A3 [Member] | Mortgage Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A3 [Member] | General Commercial Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 2,651,517	$ 2,647,749	$ 1,259,304
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A3 [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		150,154	150,548	186,081
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A3 [Member] | Lines of Credit & Overdrafts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		13,317	10,443	3,735
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A3 [Member] | Factored Receivables [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		17,735	20,040	21,619
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A3 [Member] | Student Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A3 [Member] | Leasing Contracts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		94,226	107,786	90,037
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A3 [Member] | Other Outstanding Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		508	2,101	1,487
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A4 [Member]
Disclosure of provision matrix [line items]
Gross exposure		3,857,084	4,534,335	1,237,065
Provisions		$ 22,819	$ 33,775	$ 5,297
% Provisions		0.59%	0.74%	0.43%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A4 [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 3,857,084	$ 4,534,335	$ 1,237,065
Provisions		$ 22,819	$ 33,775	$ 5,297
% Provisions		0.59%	0.74%	0.43%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A4 [Member] | Consumer Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A4 [Member] | Mortgage Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A4 [Member] | General Commercial Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 3,263,945	$ 3,852,211	$ 1,059,879
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A4 [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		244,954	337,499	92,216
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A4 [Member] | Lines of Credit & Overdrafts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		25,229	19,249	5,443
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A4 [Member] | Factored Receivables [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		50,559	15,093	15,119
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A4 [Member] | Student Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A4 [Member] | Leasing Contracts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		269,425	307,019	63,768
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A4 [Member] | Other Outstanding Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		2,972	3,264	640
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A5 [Member]
Disclosure of provision matrix [line items]
Gross exposure		2,926,634	2,913,276	203,112
Provisions		$ 52,874	$ 47,643	$ 3,984
% Provisions		1.81%	1.64%	1.96%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A5 [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 2,926,634	$ 2,913,276	$ 203,112
Provisions		$ 52,874	$ 47,643	$ 3,984
% Provisions		1.81%	1.64%	1.96%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A5 [Member] | Consumer Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A5 [Member] | Mortgage Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A5 [Member] | General Commercial Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 2,423,298	$ 2,438,286	$ 152,478
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A5 [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		145,609	113,418	25,507
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A5 [Member] | Lines of Credit & Overdrafts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		24,647	20,847	1,268
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A5 [Member] | Factored Receivables [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		18,656	11,729	2,053
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A5 [Member] | Student Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A5 [Member] | Leasing Contracts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		310,915	325,678	21,626
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A5 [Member] | Other Outstanding Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		3,509	3,318	180
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A6 [Member]
Disclosure of provision matrix [line items]
Gross exposure			617,945	271,722
Provisions			$ 23,149	$ 4,615
% Provisions			3.75%	1.70%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A6 [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 563	$ 617,945	$ 271,722
Provisions			$ 23,149	$ 4,615
% Provisions			3.75%	1.70%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A6 [Member] | Consumer Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		683,049
Provisions		$ 16,509
% Provisions		2.42%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A6 [Member] | Mortgage Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A6 [Member] | General Commercial Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure			$ 509,927	$ 231,136
Provisions
% Provisions		0.00%
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A6 [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 593,069	34,313	22,099
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A6 [Member] | Lines of Credit & Overdrafts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		13,995	7,218	1,315
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A6 [Member] | Factored Receivables [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		5,443	2,903	1,430
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A6 [Member] | Student Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		3,443
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A6 [Member] | Leasing Contracts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure			62,920	15,527
Credit Risk [Member] | Individually evaluated [Member] | Loans And Receivables From Customers, Net [Member] | A6 [Member] | Other Outstanding Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		66,536	664	215
Credit Risk [Member] | Individually evaluated [Member] | Financial Investments [Member] | A1 [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Individually evaluated [Member] | Financial Investments [Member] | A2 [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Individually evaluated [Member] | Financial Investments [Member] | A3 [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Individually evaluated [Member] | Financial Investments [Member] | A4 [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Individually evaluated [Member] | Financial Investments [Member] | A5 [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Individually evaluated [Member] | Financial Investments [Member] | A6 [Member]
Disclosure of provision matrix [line items]
Gross exposure		683,049
Provisions		$ 16,509
% Provisions		2.42%
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Banks, Net [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions		0.00%	0.00%	0.00%
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Banks, Net [Member] | B1 [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions			0.00%	0.00%
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Banks, Net [Member] | B2 [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions		0.00%	0.00%	0.00%
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Banks, Net [Member] | Impaired [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions		0.00%	0.00%	0.00%
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 1,106,004	$ 1,200,373	$ 137,972
Provisions		$ 203,579	$ 256,000	$ 35,176
% Provisions		18.41%	21.33%	25.50%
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 1,106,004	$ 1,200,373	$ 137,972
Provisions		$ 203,579	$ 256,000	$ 35,176
% Provisions		18.41%	21.33%	25.50%
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | General Commercial Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 871,348	$ 946,516	$ 80,117
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		110,195	96,668	27,738
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Lines of Credit & Overdrafts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		9,432	6,506	1,523
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Factored Receivables [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		896	963	829
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Student Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Leasing Contracts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		113,090	148,350	27,664
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Other Outstanding Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		1,043	1,370	101
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B1 [Member]
Disclosure of provision matrix [line items]
Gross exposure			367,597	19,534
Provisions			$ 14,663	$ 1,681
% Provisions			3.99%	8.61%
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B1 [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 126	$ 367,597	$ 19,534
Provisions			$ 14,663	$ 1,681
% Provisions			3.99%	8.61%
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B1 [Member] | Consumer Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		205,536
Provisions		$ 6,087
% Provisions		2.96%
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B1 [Member] | Mortgage Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B1 [Member] | General Commercial Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure			$ 288,559	$ 12,627
Provisions
% Provisions		0.00%
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B1 [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 158,313	21,950	2,933
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B1 [Member] | Lines of Credit & Overdrafts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		17,078	2,140	528
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B1 [Member] | Factored Receivables [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		4,345	128	112
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B1 [Member] | Student Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		598
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B1 [Member] | Leasing Contracts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure			54,327	3,322
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B1 [Member] | Other Outstanding Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		25,076	493	12
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B2 [Member]
Disclosure of provision matrix [line items]
Gross exposure		120,640	139,754	38,156
Provisions		$ 2,315	$ 21,760	$ 4,905
% Provisions		1.92%	15.57%	12.86%
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B2 [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 120,640	$ 139,754	$ 38,156
Provisions		$ 2,315	$ 21,760	$ 4,905
% Provisions		1.92%	15.57%	12.86%
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B2 [Member] | Consumer Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B2 [Member] | Mortgage Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B2 [Member] | General Commercial Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 106,093	$ 124,372	$ 29,873
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B2 [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		8,085	7,419	6,057
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B2 [Member] | Lines of Credit & Overdrafts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		640	914	47
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B2 [Member] | Factored Receivables [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B2 [Member] | Student Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B2 [Member] | Leasing Contracts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		5,783	6,998	2,167
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | B2 [Member] | Other Outstanding Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		39	51	12
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Impaired [Member]
Disclosure of provision matrix [line items]
Gross exposure		779,828	693,022	80,282
Provisions		$ 195,177	$ 219,577	$ 28,590
% Provisions		25.03%	31.68%	35.61%
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Impaired [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 779,828	$ 693,022	$ 80,282
Provisions		$ 195,177	$ 219,577	$ 28,590
% Provisions		25.03%	31.68%	35.61%
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Impaired [Member] | Consumer Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Impaired [Member] | Mortgage Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Impaired [Member] | General Commercial Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 606,942	$ 533,585	$ 37,617
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Impaired [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		85,032	67,299	18,748
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Impaired [Member] | Lines of Credit & Overdrafts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		4,447	3,452	948
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Impaired [Member] | Factored Receivables [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		298	835	717
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Impaired [Member] | Student Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Impaired [Member] | Leasing Contracts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		82,231	87,025	22,175
Credit Risk [Member] | Impired Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Impaired [Member] | Other Outstanding Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		878	826	77
Credit Risk [Member] | Impired Portfolio [Member] | Financial Investments [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Impired Portfolio [Member] | Financial Investments [Member] | B1 [Member]
Disclosure of provision matrix [line items]
Gross exposure		205,536
Provisions		$ 6,087
% Provisions		2.96%
Credit Risk [Member] | Impired Portfolio [Member] | Financial Investments [Member] | B2 [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Impired Portfolio [Member] | Financial Investments [Member] | Impaired [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Total [Member] | Loans And Receivables From Banks, Net [Member]
Disclosure of provision matrix [line items]
Gross exposure		70,285	150,780	99,468
Provisions		$ 208	$ 212	$ 70
% Provisions		0.30%	0.14%	0.07%
Credit Risk [Member] | Total [Member] | Loans And Receivables From Customers, Net [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 11,771,508	$ 12,489,826	$ 3,683,462
Provisions		$ 298,152	$ 366,058	$ 51,026
% Provisions		2.53%	2.93%	1.39%
Credit Risk [Member] | Total [Member] | Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 11,771,508	$ 12,489,826	$ 3,683,462
Provisions		$ 298,152	$ 366,058	$ 51,026
% Provisions		2.53%	2.93%	1.39%
Credit Risk [Member] | Total [Member] | Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Total [Member] | Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions
Credit Risk [Member] | Total [Member] | Loans And Receivables From Customers, Net [Member] | General Commercial Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 10,026,413	$ 10,646,701	$ 2,958,000
Credit Risk [Member] | Total [Member] | Loans And Receivables From Customers, Net [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		664,907	733,173	423,958
Credit Risk [Member] | Total [Member] | Loans And Receivables From Customers, Net [Member] | Lines of Credit & Overdrafts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		79,623	64,672	16,151
Credit Risk [Member] | Total [Member] | Loans And Receivables From Customers, Net [Member] | Factored Receivables [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		128,471	72,089	52,349
Credit Risk [Member] | Total [Member] | Loans And Receivables From Customers, Net [Member] | Student Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Total [Member] | Loans And Receivables From Customers, Net [Member] | Leasing Contracts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		863,437	962,051	230,236
Credit Risk [Member] | Total [Member] | Loans And Receivables From Customers, Net [Member] | Other Outstanding Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		8,657	11,140	2,768
Credit Risk [Member] | Total [Member] | Financial Investments [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Banks, Net [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions		0.00%	0.00%	0.00%
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Banks, Net [Member] | Normal Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions		0.00%	0.00%	0.00%
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Banks, Net [Member] | Impired Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure
Provisions
% Provisions		0.00%	0.00%	0.00%
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 8,611,097	$ 8,514,126	$ 3,117,609
Provisions		$ 320,375	$ 193,246	$ 44,553
% Provisions		3.72%	2.27%	1.43%
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Normal Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 8,123,222	$ 8,133,317	$ 2,956,080
Provisions		$ 173,042	$ 99,765	$ 21,917
% Provisions		2.13%	1.23%	0.74%
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Impired Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 487,875	$ 380,809	$ 161,529
Provisions		$ 147,333	$ 93,481	$ 22,636
% Provisions		30.20%	24.55%	14.01%
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 1,945,038	$ 2,144,645	$ 883,004
Provisions		$ 148,762	$ 52,870	$ 10,969
% Provisions		7.65%	2.47%	1.24%
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Normal Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 1,751,232	$ 1,990,938	$ 823,643
Provisions		$ 57,057	$ 21,337	$ 5,350
% Provisions		3.26%	1.07%	0.65%
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Commercial Loans [Member] | Impired Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 193,806	$ 153,707	$ 59,361
Provisions		$ 91,705	$ 31,533	$ 5,619
% Provisions		47.32%	20.52%	9.47%
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 2,513,306	$ 2,480,964	$ 700,757
Provisions		$ 136,594	$ 116,904	$ 27,333
% Provisions		5.43%	4.71%	3.90%
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Normal Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 2,396,246	$ 2,387,009	$ 662,936
Provisions		$ 93,255	$ 65,934	$ 13,721
% Provisions		3.89%	2.76%	2.07%
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Consumer Loans [Member] | Impired Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 117,060	$ 93,955	$ 37,821
Provisions		$ 43,339	$ 50,970	$ 13,612
% Provisions		37.02%	54.25%	35.99%
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 4,152,753	$ 3,888,517	$ 1,533,848
Provisions		$ 35,019	$ 23,472	$ 6,251
% Provisions		0.84%	0.60%	0.41%
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Normal Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 3,975,744	$ 3,755,370	$ 1,469,501
Provisions		$ 22,730	$ 12,494	$ 2,846
% Provisions		0.57%	0.33%	0.19%
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Mortgage Loans [Member] | Impired Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 177,009	$ 133,147	$ 64,347
Provisions		$ 12,289	$ 10,978	$ 3,405
% Provisions		6.94%	8.25%	5.29%
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | General Commercial Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		$ 1,089,663	$ 1,309,663	$ 646,521
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | General Commercial Loans [Member] | Commercial Loans [Member] | Normal Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		980,093	1,195,886	598,460
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | General Commercial Loans [Member] | Commercial Loans [Member] | Impired Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		109,570	113,777	48,061
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		35,826	20,971	5,362
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member] | Normal Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		27,168	20,198	5,351
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Foreign Trade Loans [Member] | Commercial Loans [Member] | Impired Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		8,658	773	11
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Lines of Credit & Overdrafts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		59,725	69,029	22,963
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Lines of Credit & Overdrafts [Member] | Commercial Loans [Member] | Normal Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		48,594	65,640	21,977
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Lines of Credit & Overdrafts [Member] | Commercial Loans [Member] | Impired Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		11,131	3,389	986
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Factored Receivables [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		12,267	4,052	4,883
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Factored Receivables [Member] | Commercial Loans [Member] | Normal Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		12,202	3,713	4,854
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Factored Receivables [Member] | Commercial Loans [Member] | Impired Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		65	339	29
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Student Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		653,003	610,315	177,023
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Student Loans [Member] | Commercial Loans [Member] | Normal Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		598,717	583,776	167,195
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Student Loans [Member] | Commercial Loans [Member] | Impired Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		54,286	26,539	9,828
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Leasing Contracts [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		77,352	111,455	18,519
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Leasing Contracts [Member] | Commercial Loans [Member] | Normal Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		70,641	104,279	18,088
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Leasing Contracts [Member] | Commercial Loans [Member] | Impired Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		6,711	7,176	431
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Other Outstanding Loans [Member] | Commercial Loans [Member]
Disclosure of provision matrix [line items]
Gross exposure		17,202	19,160	7,733
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Other Outstanding Loans [Member] | Commercial Loans [Member] | Normal Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		13,817	17,446	7,718
Credit Risk [Member] | Group Portfolio [Member] | Loans And Receivables From Customers, Net [Member] | Other Outstanding Loans [Member] | Commercial Loans [Member] | Impired Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure		3,385	1,714	15
Credit Risk [Member] | Group Portfolio [Member] | Financial Investments [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Group Portfolio [Member] | Financial Investments [Member] | Normal Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure
Credit Risk [Member] | Group Portfolio [Member] | Financial Investments [Member] | Impired Portfolio [Member]
Disclosure of provision matrix [line items]
Gross exposure

[1]	Net of allowances